Ordinary Share - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 $ / shares shares
Number of shares per ADS		0.75
Proceeds from IPO		$ 61.0		¥ 393,698
Common Class A [Member]
Common Stock, Shares, Issued			55,763,079		55,709,591
Common Stock, Shares, Outstanding			55,763,079		55,709,591
Stock issued during period		5,250,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001		$ 0.001
Common Class B [Member]
Common Stock, Shares, Issued			13,037,729		13,037,729
Common Stock, Shares, Outstanding			13,037,729		13,037,729
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Conversion Basis			one basis except for
ADS [Member]
Share price | $ / shares		10
Series C Redeemable Convertible Preferred Shares [Member]
Preferred Stock, Conversion Basis			one-for-one basis
IPO [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Stock Repurchased and Retired During Period, Shares	521,924
Stock Repurchased and Retired During Period, Value | $	$ 4.8
IPO [Member] | Common Class B [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		12,204,604
IPO [Member] | ADS [Member]
Sale of Stock, Number of Shares Issued in Transaction		7,000,000
IPO [Member] | Series A Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding		10,340,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		7,844,137
Preferred Stock, Conversion Basis		1: 0.76
IPO [Member] | Series B Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding		9,067,384
Stock Issued During Period, Shares, Conversion of Convertible Securities		8,557,980
Preferred Stock, Conversion Basis		1:0.94
IPO [Member] | Series C Plus Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding		6,734,459
Stock Issued During Period, Shares, Conversion of Convertible Securities		6,883,520
Preferred Stock, Conversion Basis		1:1.02
IPO [Member] | Series C Preferred Stock [Member]
Convertible Preferred Shares, Outstanding		833,125
Over-Allotment Option [Member] | ADS [Member]
Sale of Stock, Number of Shares Issued in Transaction		1,050,000